INVESTMENTS, Securitization Instruments (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Securitization Instruments [Abstract]
Balance of instruments		S/ 39,450,078	S/ 36,235,634
Securitization Instruments [Member]
Securitization Instruments [Abstract]
Balance of instruments		709,495	677,885
Certificates of Deposit BCRP [Member]
Securitization Instruments [Abstract]
Balance of instruments	[1]	11,435,757	10,935,253
Certificates of Deposit BCRP [Member] | Bolivia [Member] | Other Currencies [Member]
Securitization Instruments [Abstract]
Balance of investments		417,800
Certificates of Deposit BCRP [Member] | Colombia and Bolivia [Member] | Other Currencies [Member]
Securitization Instruments [Abstract]
Balance of investments			462,600
Inmuebles Panamericana S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		149,074	153,034
Colegios Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		81,291	77,560
ATN S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		77,244	77,666
Multimercados Zonales S.A.C. [Member]
Securitization Instruments [Abstract]
Balance of instruments		54,374	53,540
Inmobiliaria Terrano S.A. y Operadora Portuaria S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		40,125	40,530
Nessus Hoteles Per S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		36,629	34,330
Costa Del Sol S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		35,483	36,717
Concesionaria La Chira S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		26,279	27,457
Centro Comercial Plaza Norte S.A.C [Member]
Securitization Instruments [Abstract]
Balance of instruments		25,241	24,504
Centro Comercial Mall del Sur S.A.C. [Member]
Securitization Instruments [Abstract]
Balance of instruments		25,215	0
Ferreyros S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		23,784	25,068
Asociacion Civil San Juan Bautista [Member]
Securitization Instruments [Abstract]
Balance of instruments		22,327	23,565
Redesur y Tesur [Member]
Securitization Instruments [Abstract]
Balance of instruments		21,748	24,504
Compania de Turismo La Paz S.A.C [Member]
Securitization Instruments [Abstract]
Balance of instruments		19,780	24,174
Aeropuertos del Peru S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		14,058	14,730
Others [Member]
Securitization Instruments [Abstract]
Balance of instruments		S/ 56,843	S/ 40,506

[1]	As of December 31, 2024, the Group maintains 116,499 certificates of deposits BCRP (111,613 as of December 31, 2023); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles.